Holding Company Only Financial Information	12 Months Ended
Dec. 31, 2011
Holding Company Only Financial Information [Abstract]
Holding Company Only Financial Information

(21) Holding Company Only Financial Information

The Holding Company's unconsolidated financial information is as follows (in thousands):

Condensed Balance Sheets

	At December 31,
	2011	2010
Assets

Cash	$739	895
Investment in subsidiaries	23,337	25,653
Other assets	195	164

Total assets	$24,271	26,712

Liabilities and Stockholders' Equity

Other liabilities	14	78
Stockholders' equity	24,257	26,634

Total liabilities and stockholders' equity	$24,271	26,712

Condensed Statements of Operations

	Year Ended December 31,
	2011	2010

Revenues	$5	9
Operating expenses, net of income tax benefit	58	90

Net loss before loss of subsidiaries	(53)	(81)

Loss of subsidiaries	(2,733)	(3,079)

Net loss	$(2,786)	(3,160)

Condensed Statements of Cash Flows

	Year Ended December 31,
	2011	2010
Cash flows from operating activities:
Net loss	$(2,786)	(3,160)
Adjustment to reconcile net loss to net cash used in operating activities:
Share-based compensation	1	13
Equity in loss of subsidiaries	2,733	3,079
Increase in other assets	(31)	(42)
(Decrease) increase in other liabilities	(64)	28

Net cash used in operating activities	(147)	(82)

Cash flows from investing activity-
Dividends from (investment in) subsidiaries	399	(2,000)

Cash flows from financing activities:
Retirement of stock	(100)	—
Preferred stock dividend requirements and Series B stock accretion	(308)	(355)

Net cash used in financing activities	(408)	(355)

Net decrease in cash	(156)	(2,437)

Cash at beginning of the year	895	3,332

Cash at end of year	$739	895